UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  March  31,1999

Check  here  if  Amendment  [  ]; Amendment     Number:  ___
This Amendment (Check only one.):               [  ]is  a  restatement.
                                                [  ]adds  new  holdings
                                                entries.
Institutional  Investment  Manager  Filing      this  Report:

Name:      Daniel  S.  Kampel  Associates,  Inc.
           ------------------------------------------
Address:   600 Third Avenue, New York, New York 10016
           ------------------------------------------

Form  13F  File  Number:  28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /S/  Margaret  A.  Dolan
        -------------------------
Title:  Vice  President
        -------------------------
Phone:  212-661-1397
        -------------------------

Signature,  Place,  and  Date  of  Signing:

_____________________           __New  York,  New  York          _____6/22/99
                                  ---------------------               -------
[Signature)     [City,  State]          [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List  of  Other  managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

Form  13F  File  Number     Name

28-_______________           Margaret  A.  Dolan
                            --------------------


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                              Form 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:                   0
                                              -------------

Form  13F  Information  Table  Entry  Total:        35
                                              -------------

Form  13F  Information  Table  Value  Total:  $ 261,315,129
                                              -------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                     Shares or    Investment                      Voting
                                                           Fair      Principal    Discretion                    Authority
Name of Issue            Title of Class  Cusip Number  Market Value   Amount  Sole  Shared  Other  Manager  Sole  Shared  Other
-----------------------  --------------  ------------  ------------  -------  ----  ------  -----  -------  ----  ------  -----
Associates First Cap. .  Common Stock       O46008108     5,450,490  121,122  x                    121,112
American Intl. Group. .  Common Stock       O26874107    10,449,141   86,625  x                     86,625
America Online. . . . .  Common Stock        02364J10     8,364,300   56,900  x                     56,900
Avery Dennison Corp . .  Common Stock        O5361110     5,083,000   88,400  x                     88,400
Bank of New York Inc. .  Common Stock       O64057102     7,633,125  212,400  x                    212,400
Bristol Meyers Squibb .  Common Stock        11012210       243,675    3,800  x                      3,800
Caterpillar Inc.. . . .  Common Stock       149123101     2,164,116   47,110  x                     47,110
Carnival Corp.. . . . .  Common Stock       143658102     7,745,719  159,500  x                    159,500
Chevron . . . . . . . .  Common Stock       166751107     4,952,250   55,800  x                     55,800
Chase Manhattan . . . .  Common Stock        16161A10     6,330,975   77,800  x                     77,800
Cisco System, Inc.. . .  Common Stock       17275R102    10,752,135   98,137  x                     98,137
CVS Corporation Del.. .  Common Stock        12665010     7,438,500  156,600  x                    156,600
Walt Disney Co. . . . .  Common Stock       254687106     5,309,925  170,600  x                    170,600
Ford Motor Corp.. . . .  Common Stock       345370100     6,944,219  122,500  x                    122,500
Federated Dept. Stores.  Common Stock        31410H10     4,040,588  100,700  x                    100,700
Fannie Mae. . . . . . .  Common Stock       313586109     8,701,263  125,650  x                    125,650
Federal Home Loan Mtge.  Common Stock       313400301     9,806,169  171,100  x                    171,100
Gillette Co.. . . . . .  Common Stock       375766102     7,732,819  130,100  x                    130,100
General Electric Co.. .  Common Stock       369604103    12,996,225  117,480  x                    117,480
Home Depot Inc. . . . .  Common Stock       437076102    11,575,388  185,950  x                    185,950
Hewlett Packard Corp. .  Common Stock       428236103     2,990,531   44,100  x                     44,100
Jacor Communications. .  Common Stock       469858401     4,423,200   58,200  x                     58,200
Johnson & Johnson . . .  Common Stock       478160104     9,621,150  102,900  x                    102,900
Jefferson Pilot Corp. .  Common Stock       475070108     5,728,263   84,550  x                     84,550
Lucent Technologies . .  Common Stock       549463107    13,132,800  121,600  x                    121,600
Medtronic Inc.. . . . .  Common Stock       585055106     6,939,531   96,550  x                     96,550
Mobil Corp. . . . . . .  Common Stock       607059102     7,129,760   81,020  x                     81,020
Microsoft Corp. . . . .  Common Stock       594918104    12,798,450  142,800  x                    142,800
Pfizer Inc. . . . . . .  Common Stock       717081103    12,258,563   88,350  x                     88,350
Procter & Gamble Co.. .  Common Stock       742718109    10,579,209  108,020  x                    108,020
Saks. . . . . . . . . .  Common Stock       79377W108     3,549,000  136,500  x                    136,500
Schlumberger Ltd. . . .  Common Stock       806857108     4,598,325   76,400  x                     76,400
Sun Microsystems. . . .  Common Stock       866810104     5,471,484   43,750  x                     43,750
Tyco. . . . . . . . . .  Common Stock       902124106     5,765,113   80,350  x                     80,350
MCI Worldcom Inc. . . .  Common Stock       552688106    12,615,728  142,450  x                    142,450
                                                        -----------
                                                        261,315,129

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